Kleinberg, Kaplan, Wolff & Cohen, P.C.
551 Fifth Avenue
New York, NY 10176

January 14, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re:	Rochdale Core Alternative Strategies Master Fund, LLC (the “Fund”)
File No.: 811-21963

Dear Sir or Madam:

Transmitted herewith on behalf of the Fund is an amendment (the “Amendment”) to the preliminary proxy statement for the Fund originally filed on January 9, 2013 (the “Original Filing”) in preparation for a special shareholder meeting (the “Meeting”) scheduled for the first quarter of 2013.  The purpose of the Amendment is to add an additional proposal regarding the payment of the management fee to the Fund’s investment manager.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (212) 880-9831.

Very truly yours,

/s/ Greg Kramer
Greg Kramer

Enclosures